EATON VANCE SPECIAL INVESTMENT TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) on behalf of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the “Fund”) (1933 Act File No. 2-27962) certifies (a) that the form of prospectus and statement of additional information dated January 1, 2019 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 183 (“Amendment No. 183”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 183 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-001868) on December 19, 2018.

EATON VANCE SPECIAL INVESTMENT TRUST on behalf of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

By:	/s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Date: January 3, 2019